OTHER CURRENT LIABILITIES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities, Current [Abstract]
Accrued payroll	$ 68,874	$ 486,906	$ 375,362
Other tax payable	152,331	151,034	132,285
Accrued expense	159,069	39,071	49,650
Issuance cost of preferred stocks		37,096
Other payable	22,253	28,638	62,732
Other current liabilities total	$ 402,527	$ 742,745	$ 620,029